Loans and Borrowings (Details) - Schedule of Loans and Borrowings - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current
Stocking loans	£ 82,350	£ 161,592
Subscription facilities	763	14,983
Secured asset financing	1,024	1,479
Bank loans		30
Total current	84,137	178,084
Non-current
Secured asset financing	2,338	4,113
Total non-current	2,338	4,113
Total loans and borrowings	£ 86,475	£ 182,197